INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Composite income tax rate	26.00%	27.00%	27.00%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	3.00%	15.00%	7.00%
International operations subject to different tax rates	(25.00%)	(16.00%)	(19.00%)
Taxable income attributable to non-controlling interests	0.00%	0.00%	(3.00%)
Derecognition (Recognition) of deferred tax assets	(28.00%)	(14.00%)	24.00%
Non-recognition of the benefit of current year’s tax losses	0.00%	0.00%	(26.00%)
Change in tax rates and imposition of new legislation	3.00%	3.00%	(12.00%)
Other	7.00%	(5.00%)	(5.00%)
Effective income tax rate	(14.00%)	10.00%	(7.00%)